Fair Value Measurements - Fair Value transfers into or out of Level 1, Level 2 or Level 3 (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Measurements
Transfers amount Fair value assets level 1 to level 2	$ 0	$ 0
Transfers amount Fair value assets level 2 to level 1	0	0
Transfers amount Fair value liabilities level 1 to level 2	0	0
Transfers amount Fair value liabilities level 2 to level 1	0	0
Transfers amount Fair value assets level 3 to level 1	0	0
Transfers amount Fair value assets level 3 to level 2	0	0
Transfers amount Fair value liabilities level 3 to level 1	0	0
Transfers amount Fair value liabilities level 3 to level 2	$ 0	$ 0